Business Acquisitions - Summary of preliminary fair values of assets acquired and liabilities assumed (Details) - Egencia $ in Millions	Nov. 01, 2021 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	$ 73
Accounts receivable	154
Prepaid expenses and other current assets	32
Property and equipment	58
Goodwill	307
Other intangible assets	440
Operating lease right-of-use assets	9
Deferred tax assets	21
Other non-current assets	30
Total assets	1,124
Accounts payable	56
Due to affiliates	26
Accrued expenses and other current liabilities	80
Operating lease liabilities	10
Deferred tax liabilities	134
Other non-current liabilities	2
Total liabilities	308
Purchase consideration / Net assets acquired	$ 816